Borrowings - Securities sold under agreements to repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Balance outstanding at year end	$ 18,106	$ 15,701
Average daily balance during the year	$ 22,581	$ 19,452
Average interest rate during the year	1.02%	0.12%
Maximum month-end balance during the year	$ 28,114	$ 26,653
Weighted-average interest rate at year end	3.04%	0.12%